Document and Entity Information	Apr. 01, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000842717
Document Type	8-K/A
Document Period End Date	Apr. 01, 2024
Entity Registrant Name	BLUE RIDGE BANKSHARES, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-39165
Entity Tax Identification Number	54-1838100
Entity Address, Address Line One	1801 Bayberry Court
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23226
City Area Code	(540)
Local Phone Number	743-6521
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	BRBS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On April 1, 2024, the Board of Directors (the “Board”) of Blue Ridge Bankshares, Inc. (the “Company”) appointed Ciaran McMullan, Trevor Montano and Tony Scavuzzo (the “New Directors”) as directors of the Company and Blue Ridge Bank, National Association (the “Bank”), subject to receiving the required approvals by applicable regulatory agencies, as previously reported in the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on April 5, 2024 (the “Original Form 8-K”). In the Original Form 8-K, the Company reported that the Board anticipated naming each of the New Directors to serve on one or more committees of the Board, but at the time of the filing of the Original 8-K the Board had not determined the committee(s) to which any of the New Directors would be named. The Company also reported that it would file one or more amendments to the Original Form 8-K when regulatory approval for the appointment of one or more of the New Directors had been obtained and to identify those committees on which one or more of the New Directors would serve once determined.